                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4841
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                           MFS MUNICIPAL INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: October 31
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                     Date of reporting period: July 31, 2004
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO 7/31/04

MFS(R) MUNICIPAL
INCOME TRUST

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

The Trust is a closed-end investment product. Shares of the Trust are only available for purchase/sale on the NYSE at the current market price. Shares may trade at a discount to NAV.

Visit MFS.COM for the latest information about your investment.

    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

A fact sheet, annual, and semiannual report for the fund can be accessed by clicking "Closed End Funds" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

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PORTFOLIO OF INVESTMENTS (UNAUDITED) 07/31/2004        MFS(R) MUNICIPAL INCOME TRUST
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
ISSUER                                                                                                  PAR AMOUNT
                                                                                                     (000 OMITTED)          $ VALUE
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
MUNICIPAL BONDS - 141.8%
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AIRPORT & PORT REVENUE - 5.5%
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Chicago, IL, O'Hare International Airport Rev.RITES, XLCA, 9.8475%, 2022+,++                                $1,500       $1,677,180
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Cleveland Cuyahoga County, OH, Port Authority Rev.(Cleveland City Project ), "B", 4.5%, 2030                 1,485        1,417,551
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Dayton Montgomery County, OH, Port Authority Rev., (Parking Garage Project), 6.125%, 2024                    1,130        1,131,345
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Oklahoma City, OK, Airport Trust Rev., FSA, 5.75%, 2016                                                      3,125        3,338,344
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Port Authority, NY, Special Obligations Rev.(JFK International), MBIA, 5.75%, 2022                           7,000        7,596,190
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Seattle, WA, Airport Trust Rev., FGIC, 5.625%, 2018                                                          1,500        1,589,025
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                                                                                                                        $16,749,635
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GENERAL OBLIGATIONS - GENERAL PURPOSE - 1.4%
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Jefferson County, OH, RADIAN, 7.125%, 2005++++                                                              $1,000       $1,090,720
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Lake County, IL, Land Acquisition & Development, 5.75%, 2017                                                 1,000        1,111,600
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New York City, NY, 6.125%, 2006++++                                                                          2,000        2,156,260
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                                                                                                                         $4,358,580
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HEALTHCARE REVENUE - HOSPITALS - 37.8%
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Allegheny County, PA, Hospital Development Authority Rev.(South Hills Health Systems), 6.75%, 2025            $500         $502,370
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Allegheny County, PA, Hospital Development Authority Rev.(West Penn Allegheny Health), 9.25%, 2022           1,000        1,126,880
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Allegheny County, PA, Hospital Development Authority Rev.(West Penn Allegheny Health), 9.25%, 2030           2,000        2,253,760
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Athens County, OH, Hospital Facilities Rev.(O'Bleness Memorial Hospital), 7.125%, 2033                       1,500        1,507,650
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Baldwin County, AL, Eastern Shore Health Care Authority Rev.(Thomas Hospital), 5.75%, 2027                     700          655,263
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Brookhaven, NY, Civic Facilities Rev.(Memorial Hospital Medical Center, Inc.), 7.75%, 2010                     905          953,508
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Chautauqua County, NY, Civic Facilities Rev.(Women's Christian Assn.), 6.35%, 2017                             275          273,061
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Chautauqua County, NY, Civic Facilities Rev.(Women's Christian Assn.), 6.4%, 2029                              980          918,074
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Chemung County, NY, Civic Facilities Rev.(St.Joseph's Hospital-Elmira), 6%, 2013                               590          582,360
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Chemung County, NY, Civic Facilities Rev.(St.Joseph's Hospital-Elmira), 6.35%, 2013                            150          151,199
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Chester County, PA, Health & Educational Facilities Rev.(Chester County Hospital), 6.75%, 2021               1,625        1,681,128
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Citrus County, FL, Hospital Development Authority Rev.(Citrus Memorial Hospital), 6.25%, 2023                  985        1,006,384
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Colorado Health Facilities Authority Rev.(Parkview Medical Center), 6.5%, 2020                               1,230        1,297,478
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Colorado Health Facilities Authority Rev.(Parkview Medical Center), 6.6%, 2025                               1,000        1,054,660
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Colorado Health Facilities Authority Rev.(Portercare Adventist Health Systems), 6.625%, 2026                   675          733,847
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Comal County, TX, Health Facilities Development Rev.(McKenna Memorial Hospital), 6.125%, 2022                  500          500,520
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Crittenden County, AR, 7%, 2020                                                                              1,030          999,471
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Cumberland County PA, Municipal Authority Rev.(Carlisle Hospital & Health Centers), 6.8%, 2004++++             250          258,848
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Cuyahoga County, OH, Hospital Facilities Rev.(Canton, Inc.), 7.5%, 2030                                      1,330        1,454,355
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Delaware Health Facilities Authority Rev.(Nanticoke Memorial Hospital), 5.625%, 2032                         1,250        1,273,850
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Denver, CO, Health & Hospital Authority Rev., 5.25%, 2013                                                      635          642,982
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Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018                                                   1,500        1,476,660
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Denver, CO, Health & Hospital Authority Rev., 6%, 2023                                                         250          250,985
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Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028                                                     860          807,256
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District of Columbia, Health & Hospital Authority Rev.(Medstar University Hospital), 6.875%, 2007++++        1,200        1,337,484
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Farmington, NM, Hospital Rev.(San Juan Regional Medical Center), "A", 5%, 2023                                 835          803,320
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Grand Forks, ND, Health Care Authority Rev.(Altru Health Systems Obligation Group), 7.125%, 2024               755          811,278
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Gulfport, MS, Healthcare Authority Rev.(Memorial Hospital), 5.75%, 2031                                      1,000        1,012,330
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Highlands County, FL, Health Facilities Authority Rev.(Adventist/Sunbelt Hospital), 6%, 2031                   900          942,588
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Houston County, AL, Health Care Authority Rev., AMBAC, 6.25%, 2030                                           2,000        2,211,700
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Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                                                       875          888,493
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Illinois Development Finance Authority, Hospital Authority Rev.(Adventist/Sunbelt
Hospital), 5.65%, 2024                                                                                       1,750        1,762,180
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Illinois Health Facilities Authority Rev.(Centegra Heath Systems), 5.25%, 2018                               1,000          994,770
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Indiana Health Facilities Financing Authority, Hospital Rev.(Munster Medical Research Foundation,
Inc.), 6.375%, 2031                                                                                          3,990        4,036,005
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Indiana Health Facilities Financing Authority, Hospital Rev.(Riverview Hospital), 6.125%, 2031               1,000        1,011,490
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Kentucky Economic Development Finance Authority, Health Systems Rev.(Norton Healthcare,
Inc.), 6.5%, 2020                                                                                            5,000        5,228,700
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Knox County, TN, Health Educational Housing Facilities Board, Hospital Facilities Rev.(Baptist Health
Systems), 6.5%, 2031                                                                                         1,725        1,584,602
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Lauderdale County & Florence, AL, Health Care Authority Rev.(Coffee Health Group), MBIA, 5.625%, 2021        3,000        3,241,680
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Lufkin, TX, Health Facilities Rev.(Memorial Health System of East Texas), 6.875%, 2026                       1,615        1,666,551
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Lufkin, TX, Health Facilities Rev.(Memorial Health System of East Texas), 5.7%, 2028                           995          951,489
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Macomb County, MI, Hospital Finance Authority Rev.(Mount Clemens General Hospital), 5.75%, 2025              1,000          924,590
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Macomb County, MI, Hospital Finance Authority Rev.(Mount Clemens General Hospital), 5.875%, 2034               905          825,930
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Maryland Health & Higher Educational Facilities Authority Rev.(Medstar Health), 5.5%, 2033                     380          369,843
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Maryland Health & Higher Educational Facilities Authority Rev.(North Arundel Hospital), 6 5%, 2031           1,500        1,638,405
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Massachusetts Health & Educational Facilities Authority Rev.(Anna Jaques Hospital), 6.875%, 2012               315          317,848
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Massachusetts Health & Educational Facilities Authority Rev.(Berkshire Health Systems), 6 25%, 2031          1,900        1,931,863
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Massachusetts Health & Educational Facilities Authority Rev.(Caritas Christi Obligation), 6.5%, 2012           600          656,592
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Massachusetts Health & Educational Facilities Authority Rev.(Caritas Christi Obligation), 5.7%, 2015           500          505,495
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Massachusetts Health & Educational Facilities Authority Rev.(Jordan Hospital), 5.25%, 2018                   1,400        1,253,938
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Massachusetts Health & Educational Facilities Authority Rev.(Saints Memorial Medical Center), 6%, 2023         465          429,893
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Miami Beach, FL, Health Facilities Rev.(Mount Sinai Medical Center), 6.7%, 2019                                995        1,016,472
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Miami Beach, FL, Health Facilities Rev.(Mount Sinai Medical Center), 6.75%, 2029                               810          818,643
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Mississippi Business Finance Corp., Health Facilities Rev.(Rush Medical Foundation, Inc.), 5.625%, 2023        845          781,194
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Mississippi Hospital Equipment, Health Facilities Rev.(Rush Medical Foundation, Inc.), 5.4%, 2007              315          322,617
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Mount Lebanon, PA, Hospital Authority Rev.(St.Clair Memorial Hospital), 5.625%, 2032                           435          437,606
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Nassau County, NY, Industrial Development Agency, Civic Facilities Rev.(North Shore Health
System), 5.625%, 2010                                                                                          820          884,829
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Nassau County, NY, Industrial Development Agency, Civic Facilities Rev.(North Shore
Health System), 5.875%, 2011                                                                                   610          665,260
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New Hampshire Health & Educational Facilities Authority Rev.(Covenant Health), 6.5%, 2017                      915        1,002,465
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New Hampshire Higher Educational & Health Facilities Authority Rev.(Catholic Medical
Center), 6.125%, 2032                                                                                        1,000        1,001,260
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New Hampshire Higher Educational & Health Facilities Authority Rev.(Littleton Hospital), 5.8%, 2018          1,000          905,670
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New Jersey Health Care Facilities, Financing Authority Rev.(St.Peter's University
Hospital), 6.875%, 2030                                                                                      3,000        3,269,550
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New York City, NY, Industrial Development Agency, Civic Facilities Rev.(Staten Island University
Hospital), 6.375%, 2031                                                                                        500          462,210
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New York City, NY, Health & Hospital Corp.Rev., 5.25%, 2017                                                    700          716,989
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North Texas Health Facilities Development Corp.Rev.(United Regional Health Care System,
Inc.), 6%, 2023                                                                                              1,000        1,032,600
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Ohio County, WV, County Commission Health System Rev.(Ohio Valley Medical Center), 5.75%, 2013                 850          771,069
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Oklahoma Development Finance Authority Rev.(Comanche County Hospital), 6.6%, 2031                            1,875        1,929,281
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Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan Obligation
Group), 6.375%, 2021                                                                                         1,805        1,890,990
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Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan Obligation
Group), 6.5%, 2032                                                                                             505          525,478
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Royston, GA, Hospital Authority Rev.(Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014                           955          934,382
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Russell, KY (Bon Secours Health Systems), 5.85%, 2005++++                                                    3,000        3,158,130
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Salt Lake City, UT, Hospital Authority Rev.INFLOS (Intermountain Health Care), AMBAC,
INFLOS, 11.948%, 2020++,++++                                                                                   600          601,944
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Scranton-Lackawanna, PA, Health & Welfare Authority Rev.(Allied Rehab Hospital), 7.125%, 2005                  285          287,012
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Shelby County, TN, Health Educational and Housing Facilities Board, Hospital Rev.(Methodist
Healthcare), 6.25%, 2018                                                                                       500          544,620
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Shelby County, TN, Health Educational and Housing Facilities Board, Hospital Rev.(Methodist
Healthcare), 6.375%, 2019                                                                                    1,000        1,083,610
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South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.(Palmetto Health
Alliance), 6.25%, 2031                                                                                         835          861,169
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South Carolina Jobs & Economic Development Authority (Bon Secours Health Systems,
Inc.), "A", 5.625%, 2030                                                                                       710          703,660
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South Dakota Health & Education Facilities Authority Rev.(Prairie Lakes Health Care
System), 5.625%, 2032                                                                                          670          657,578
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Southwestern Illinois Development Authority Rev.(Anderson Hospital), 5.625%, 2029                            1,500        1,427,550
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Springfield, TN, Health & Educational Facilities Rev.(Northcrest Medical Center), 5.25%, 2018                1,400        1,325,142
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State of Arkansas, Development Finance Authority Rev.(Washington Regional Medical
Center), 7.25%, 2020                                                                                           500          548,420
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Steubenville, OH, Hospital Authority Rev.(Trinity Health Center), 6.5%, 2030                                 1,300        1,362,621
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Stillwater, OK, Medical Center Authority, 5.625%, 2023                                                       1,000          976,550
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Suffolk County, NY, Industrial Development Agency Rev.(Southampton Hospital), 7.25%, 2020                      750          732,428
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Suffolk County, NY, Industrial Development Agency Rev.(Southampton Hospital), 7.625%, 2030                     750          748,673
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Tallahassee, FL, Health Facilities Rev.(Tallahassee Memorial Healthcare), 6.25%, 2020                        3,085        3,114,462
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Texas Metro Health Facilities Development Corp., Metro Health Facilities
Development Rev.(Wilson N.Jones Memorial Hospital), 7.2%, 2021                                                 700          701,379
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Texas Metro Health Facilities Development Corp., Metro Health Facilities
Development Rev.(Wilson N.Jones Memorial Hospital), 7.25%, 2031                                              1,000        1,001,970
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Tom Green County, TX, Health Facilities Rev.(Shannon Health System), 6.75%, 2021                             1,250        1,314,538
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Upper Illinois River Valley Development, Health Facilities Rev.(Morris Hospital), 6.625%, 2031                 600          628,674
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Valley, AL, Special Care Facilities, Financing Authority Rev.(Lanier Memorial Hospital), 5.6%, 2016            600          559,566
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Wapello County, IA, Hospital Authority Rev.(Ottumwa Regional Health Center), 6.375%, 2031                    1,500        1,534,815
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Weirton, WV, Municipal Hospital Building, Commission Rev.(Weirton Hospital Medical
Center), 6.375%, 2031                                                                                        1,115        1,051,044
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Weslaco, TX, Health Facilities Rev.(Knapp Medical Center), 6.25%, 2032                                       1,000        1,014,700
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West Plains, MO, Industrial Development Authority Rev.(Ozarks Medical Center), 6.75%, 2024                     170          171,367
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West Shore Pennsylvania, Hospital Authority Rev.(Holy Spirit Hospital), 6.2%, 2026                           1,250        1,263,125
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Wichita, KS, Hospital Authority Rev.(Via Christi Health System), 6.25%, 2020                                 1,500        1,651,620
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Wisconsin Health & Educational Facilities Authority Rev.(Aurora Health Care, Inc.), 6.875%, 2030             1,000        1,102,860
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Wisconsin Health & Educational Facilities Authority Rev.(Aurora Health Care, Inc.), MBIA, 5.25%, 2017        5,000        5,245,750
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Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.(St.John's Riverside
Hospital), 6.8%, 2016                                                                                          755          768,756
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Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.(St.John's Riverside
Hospital), 7.125%, 2013                                                                                        490          494,773
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                                                                                                                       $115,708,677
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HEALTHCARE REVENUE - LONG TERM CARE - 13.8%
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Abilene, TX, Health Facilities Development Co., Retirement Facilities Rev.(Sears Methodist
Retirement), 7%, 2033                                                                                         $345         $351,176
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Arizona Health Facilities Authority Rev.(The Terraces Project), 7.75%, 2033                                    750          762,668
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Bell County, TX, Health Facilities Development Rev.(Advanced Living Technology), 7.75%, 2006                   195          184,601
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Bell County, TX, Health Facilities Development Rev.(Advanced Living Technology), 8.125%, 2016                1,085          871,190
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Bell County, TX, Health Facilities Development Rev.(Advanced Living Technology), 8.5%, 2026                  2,405        1,863,779
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Cambria County, PA, Industrial Development Authority Rev.(Beverly Enterprises, Inc.), 10%, 2012                440          488,897
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Chester County, PA, Industrial Development Authority Rev.(RHA Nursing Home), 8.5%, 2032                        600          579,180
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Clarion, PA, Industrial Development Authority Rev.(Beverly Enterprises, Inc.), 7.5%, 2012                    1,000        1,019,470
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Colorado Health Facilities Authority Rev.(Covenant Retirement Communities, Inc.), 6.125%, 2033               1,000        1,003,930
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Colorado Health Facilities Authority Rev.(Evangelical Lutheran Church), 6.9%, 2025                           3,000        3,223,590
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Colorado Health Facilities Authority Rev.(NBA Lifestyles of Colorado Springs), GNMA, 5.6%, 2021                105          109,559
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Contra Costa County, CA, Residential Rental Facilities Rev.(Cypress Meadows), 7%, 2028*                      1,840        1,610,074
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Cumberland County, PA, Retirement Community Rev.(Wesley Affiliated Services), 7.25%, 2035                    1,000        1,010,990
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Franklin County, OH, Healthcare Facilities Rev.(Ohio Presbyterian), 7.125%, 2029                             1,000        1,046,820
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Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034                           330          325,832
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Goldsboro, NC, Housing Authority Rev.(North Carolina Housing Foundation, Inc.), 7.25%, 2029                    385          329,552
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Grand Prairie, TX, Housing Finance Corp., Independent Senior Living Center Rev., 7.5%, 2017                    600          582,060
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Greenville County, SC, Hospital Rev.(Chestnut Hill) "A", 8%, 2015                                            2,320        2,057,399
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Illinois Health Facilities Authority Rev.(Lutheran Senior Ministries), 7.375%, 2031                            800          788,280
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Iowa Finance Authority, Health Care Facilities Rev.(Care Initiatives Project), 5.75%, 2018                     895          817,296
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Iowa Finance Authority, Health Care Facilities Rev.(Care Initiatives Project), 9.25%, 2025                   1,665        1,948,466
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Jacksonville, FL, Health Care Facilities Rev.(National Benevolent-Cypress Village), 6.25%, 2026*             1,245          983,550
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Lenexa, KS, Health Care Facilities Rev.(Lakeview Village, Inc.), 6.25%, 2026                                   500          499,305
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Lenexa, KS, Health Care Facilities Rev.(Lakeview Village, Inc.), 6.875%, 2032                                  500          516,145
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Maine Health & Higher Educational Facilities Rev.(Piper Shores), 7.5%, 2019                                    825          858,850
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Massachusetts Industrial Finance Agency Rev.(Metro Health Foundation, Inc.), 6.75%, 2027                     1,500        1,402,665
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Millbrae, CA, Residential Facilities Rev.(Magnolia of Millbrae), 7.375%, 2027                                1,940        2,007,299
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Mocksville, NC (North Carolina Housing Foundation, Inc.), 7.25%, 2029                                          385          329,552
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Montgomery County, PA, Higher Education & Health Authority Rev.(AHF/Montgomery), 10.5%, 2020                 2,220        2,197,112
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New Hampshire Business Finance Authority, Health Care Facilities Rev.(Metro Health Foundation,
Inc.), 6.55%, 2028                                                                                             755          701,184
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New Jersey Economic Development Authority Rev.(Courthouse Convalescent Center), 8.7%, 2014                     650          652,964
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New Jersey Economic Development Authority Rev., First Mortgage Gross Rev.(Wanaque Convalescent
Center), 8.6%, 2011                                                                                          1,000        1,008,130
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New Jersey Health Care Facilities Financing Authority Rev.(Cherry Hill), 8%, 2027                            1,000          924,630
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Oklahoma Development Finance Authority Rev.(Inverness Village), 8%, 2032                                     1,010          930,675
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Reedley, CA, Certificate of Participation (Mennonite Home), 7.5%, 2026                                       2,800        2,805,684
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Santa Fe, NM, Industrial Development Rev.(Casa Real Nursing Home), 9.75%, 2013                                 940          950,255
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Shelby County, TN, Health Educational Rev.(Germantown Village), 7.25%, 2034                                    300          304,485
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State of Hawaii, Department of Budget & Finance, Special Purpose Rev.(Kahala Nui Senior Living
Community), 8%, 2033                                                                                           500          502,160
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Sterling, IL (Hoosier Care), 7.125%, 2034                                                                      720          587,707
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Washington County, FL, Industrial Development Authority Rev.(Washington County), 10%, 2016                     940          950,190
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Waterford Township, MI, Economic Development Corp.Rev.(Canterbury Health), 6%, 2039                          1,535        1,119,614
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Wilkinsburg, PA, Municipal Authority Health Rev.(Monroeville Christian/Judea), 8.25%, 2027                     990          935,312
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                                                                                                                        $42,142,277
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HUMAN SERVICES - 2.9%
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Cheneyville, LA, Westside Habilitation Center Rev., 8.375%, 2013                                            $1,610       $1,645,452
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Iowa Finance Authority, Community Provider (Boys & Girls Home), 6.25%, 2028                                    500          454,085
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Lehigh County, PA, Gen Purpose Authority (Kidspeace Corp.), 6%, 2023                                         3,000        2,686,320
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New York City, NY, Industrial Development Agency, Civic Facility Rev.(Special Needs
Facilities), 6.5%, 2017                                                                                      1,030        1,056,523
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NY, City Industrial Development Agency, Civic Facility Rev.(A Very Special Place,
Inc.), "A", 5.75%, 2029                                                                                      1,000          862,580
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Orange County, FL, Health Facilities Authority Rev.(GF/Orlando Healthcare Facilities), 8.75%, 2011             575          573,482
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Orange County, FL, Health Facilities Authority Rev.(GF/Orlando Healthcare Facilities), 9%, 2031              1,000        1,015,690
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Osceola County, FL, Industrial Development Authority Rev.(Community Provider), 7.75%, 2017                     551          556,493
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                                                                                                                         $8,850,625
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INDUSTRIAL REVENUE - AIRLINES - 2.3%
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Cleveland, OH, Special Facilities Rev.(Continental Airlines, Inc.), 5.375%, 2027                              $500         $329,255
-----------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp.(American Airlines,
Inc.), 6.375%, 2035                                                                                          1,645        1,025,493
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Dallas Fort Worth, TX, International Airport Facility Improvement Corp.(American Airlines,
Inc.) "B", 6.05%, 2029                                                                                         495          472,581
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Hillsborough County, FL, Aviation Authority Rev.(Special Purpose Facilities U.S.Air
Corp.), 8.6%, 2022*                                                                                            400          142,572
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Houston, TX, Airport Systems Rev.(Special Facilities Continental, Inc.) "E", 6.75%, 2029                     1,000          770,470
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority (Continental Airlines, Inc.), 7.2%, 2030                           1,595        1,275,266
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New York City, NY, Industrial Development Agencies Rev.(Continental Airlines, Inc.), 7.25%, 2008               250          241,655
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New York City, NY, Industrial Development Agencies Rev.(Continental Airlines, Inc.), 8%, 2012                  300          283,833
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Tulsa, OK, Municipal Airport Trust Rev.(AMR Corp.), 5.8%, 2035                                                 355          353,225
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Tulsa, OK, Municipal Airport Trust Rev.(AMR Corp.) "B", 6%, 2035                                             2,500        2,311,875
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                                                                                                                         $7,206,225
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INDUSTRIAL REVENUE - CHEMICALS - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund Limited Rev.(Dow Chemical Co.), 4.6%, 2014                                          $1,500       $1,575,915
-----------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev.(Celanese Project), 6.7%, 2030                                2,125        2,075,743
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Sweetwater County, WY, Solid Waste Disposal Rev.(FMC Corp.), 7%, 2024                                        3,000        3,050,790
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                                                                                                                         $6,702,448
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INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.(Browning Ferris,
Inc.), 5.8%, 2016                                                                                           $1,000         $927,840
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority, Solid Waste Facilities Rev.(Republic Services,
Inc.), "A", 4.95%, 2012                                                                                      1,000        1,016,640
-----------------------------------------------------------------------------------------------------------------------------------
Gloucester County, NJ, Solid Waste Resource Recovery Rev.(Waste Management, Inc.), 6.85%, 2029                 850          955,587
-----------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev.(Browning Ferris, Inc.), 5.45%, 2014                1,750        1,606,115
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Solid Waste Disposal Rev.(Waste Management, Inc.), 5.85%, 2007       4,500        4,733,730
-----------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services, Inc.), 5.625%, 2026                                          750          773,423
-----------------------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev.(New Morgan Landfill Co,
Inc.), 6.5%, 2019                                                                                            1,000          979,810
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $10,993,145
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Development Finance Authority Rev.(Inland Steel), 5.75%, 2011                                       $1,000         $849,590
-----------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev.(Ipsco, Inc.), 6.875%, 2030                            650          662,305
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev.(Republic Engineered Steels, Inc.), 8.25%, 2014*                                        3,000               30
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev.(Republic Engineered Steels, Inc.), 9%, 2021*                                           3,000               30
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,511,955
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 5.2%
-----------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority (Valero Energy Corp.), 5.6%, 2031                          $1,750       $1,706,985
-----------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev.(Valero Energy Corp.), 6.65%, 2032                                        1,000        1,062,040
-----------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                                               2,220        2,305,292
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic Development Rev.(Holt Hauling &
Warehousing), 8.4%, 2015+, **                                                                                1,000          570,000
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic Development Rev.(Holt Hauling &
Warehousing), 8.6%, 2017+, **                                                                                1,000          570,000
-----------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., 7.875%, 2032#                                                    1,850        1,878,545
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities
Rev.(Amtrak), "A", 6.25%, 2031                                                                               2,000        2,044,020
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority, Wastewater Treatment
Rev.(Sunoco Co.), 7.6%, 2024                                                                                   750          776,978
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev.(Host Marriott LP), 7.75%, 2017                       3,255        3,292,205
-----------------------------------------------------------------------------------------------------------------------------------
Port Corpus Christ, TX, Industrial Development Authority Rev.(Citgo Petroleum Corp.), 8.25%, 2031              700          732,921
-----------------------------------------------------------------------------------------------------------------------------------
State of Ohio, Air Quality Development Authority Rev.(USX Corp.), 5%, 2015                                     575          614,687
-----------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev.(Union Pacific Corp.), 5.7%, 2026                             385          382,082
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $15,935,755
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 8.7%
-----------------------------------------------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027                                                     $1,000       $1,016,010
-----------------------------------------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev.(Nekoosa Packaging), "A", 6.55%, 2025               1,000        1,008,370
-----------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Solid Waste Disposal Rev.(James River Corp.), 8%, 2028                                             500          510,640
-----------------------------------------------------------------------------------------------------------------------------------
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority (International
Paper, Co.), "A", 6.15%, 2021                                                                                5,000        5,148,000
-----------------------------------------------------------------------------------------------------------------------------------
Courtland, AL, Solid Waste Disposal Rev.(Champion International Corp.), 6.375%, 2029                         2,000        2,027,800
-----------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.(Mead Westvaco
Escanaba), 6.45%, 2023                                                                                         500          520,845
-----------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.(Mead Westvaco
Escanaba), 6.25%, 2027                                                                                       1,000        1,035,050
-----------------------------------------------------------------------------------------------------------------------------------
Effingham County, GA, Development Authority, Solid Waste Disposal Rev.(Fort James), 5.625%, 2018               850          814,173
-----------------------------------------------------------------------------------------------------------------------------------
Hodge, LA, Utilities Rev.(Stone Container Corp.), 7.45%, 2024                                                3,335        3,385,058
-----------------------------------------------------------------------------------------------------------------------------------
Isle Wight County, VA, Industrial Development Authority, Solid Waste Disposal Facilities Rev.(Union
Camp Corp.), 6.55%, 2024                                                                                     4,000        4,100,120
-----------------------------------------------------------------------------------------------------------------------------------
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev.(Weyerhaeuser Co.), 6.8%, 2022              2,000        2,278,860
-----------------------------------------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority (Stone Container Corp.), 7.2%, 2027                        880          889,794
-----------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal Rev.(Solvay
Paperboard LLC), 6.8%, 2014                                                                                  1,000        1,047,530
-----------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Solid Waste Disposal Rev.(Chesapeake Corp.), 6.25%, 2019                                     1,750        1,616,265
-----------------------------------------------------------------------------------------------------------------------------------
York County, SC, Pollution Control Rev.(Bowater, Inc.), "A", 7.4%, 2010                                      1,045        1,064,740
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $26,463,255
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., East Valley Tourist (Cabazon
Casino)"A", 9.25%, 2020#                                                                                    $1,155       $1,204,388
-----------------------------------------------------------------------------------------------------------------------------------
Capital Trust Agency of Florida Rev.(Seminole Tribe Convention), 10%, 2033                                   3,500        4,224,955
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017                      1,000        1,013,650
-----------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev.(Las Vegas Monorail), 7.375%, 2040                              1,765        1,739,637
-----------------------------------------------------------------------------------------------------------------------------------
Sandoval County, NM (Santa Ana Pueblo), 7.75%, 2015#                                                           675          683,714
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $8,866,344
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), 6.6%, 2021                                      $400         $421,864
-----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), 6.7%, 2028                                       600          626,790
-----------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013#                                                  955          951,782
-----------------------------------------------------------------------------------------------------------------------------------
Rockbridge County, VA, Industrial Development Authority Rev.(Virginia Horse Center), 6.85%, 2021               700          649,271
-----------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014                        370          374,577
-----------------------------------------------------------------------------------------------------------------------------------
St.Louis County, MO, Industrial Development Authority Rev.(Kiel Center Multipurpose
Arena), 7.875%, 2024                                                                                           300          304,452
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,328,736
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
Bexar County TX, Multi-Family Housing Rev.(American Opportunity Housing), "A", MBIA, 5.7%, 2021             $1,250       $1,300,700
-----------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 7.1%, 2009#                                                                 1,000        1,116,980
-----------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6%, 2019                                                                    2,000        2,069,180
-----------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, Housing Corp., 8.5%, 2011                                                               895          896,164
-----------------------------------------------------------------------------------------------------------------------------------
Eaglebend, CO, Affordable Housing Corp., Multi-Family Rev.(Housing Project), "A", 6.4%, 2017                 1,000          981,030
-----------------------------------------------------------------------------------------------------------------------------------
Florida Multi-Family Housing Finance Agency Rev.(Center Court Apartments), 8.5%, 2018                          865          836,247
-----------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Educational & Housing Facilities (Wesley Highland Terrace), 8.5%, 2024                            115          114,014
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational &
Housing Facilities Board Rev.(Berkshire Place), GNMA, 6%, 2023                                                 500          516,940
-----------------------------------------------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiaries LLC, 6.875%, 2009#                                                              2,000        2,190,320
-----------------------------------------------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal (Northbrook I & II Apartments), 6.15%, 2019*                                      280          135,422
-----------------------------------------------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal (Northbrook I & III Apartments), 6.25%, 2029*                                     475          226,238
-----------------------------------------------------------------------------------------------------------------------------------
San Bernardino County, CA (Equity Residential/Redlands), "A", 5.2%, 2029                                     2,000        2,104,120
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $12,487,355
-----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 1%, 2015                                                   $100          $30,147
-----------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Authority Rev., MBIA, 0%, 2011                                           3,000        1,522,800
-----------------------------------------------------------------------------------------------------------------------------------
Dallas, TX, Housing Finance Corp., Single Family Mortgage Rev., MBIA, 0%, 2016                               3,770        1,080,105
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023                                          355          387,795
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.3%, 2032                                          1,215        1,291,351
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., GNMA, 6.45%, 2029                                 745          807,275
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,119,473
-----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15%, 2014                                                         $13          $13,267
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 5.9%, 2023                                                          275          287,282
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.9%, 2029                                                          790          814,411
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.6%, 2032                                                          305          316,499
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.375%, 2033                                                        140          147,258
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., 5.65%, 2021                                                        2,490        2,549,536
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032                                385          399,761
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing Finance "B", 4.8%, 2023                             315          321,366
-----------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev.(Home Loan
Program), 6.35%, 2032                                                                                          550          577,896
-----------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev.(Home Loan
Program), GNMA, 6.85%, 2032                                                                                    255          280,133
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority Single Family Mortgage Rev., 0%, 2015                                  8,525        3,051,439
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority, "C", 6.25%, 2021                                                      1,165        1,202,385
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 5.875%, 2030                                                     210          217,533
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $10,178,766
-----------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev., Resource Recovery
Facilities, "A", 6.5%, 2008                                                                                 $1,600       $1,708,848
-----------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev., Resource Recovery Facilities,
(American Ref-fuel) "A", 6.1%, 2005                                                                          2,000        2,017,340
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev.(Ogden Haverhill Associates), 6.7%, 2014                          725          763,374
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource Recovery Rev.(Ogden Haverhill
Associates), 5.6%, 2019                                                                                      2,850        2,773,962
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,263,524
-----------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL APPROPRIATION - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev., RITES, FGIC, 8.4803%, 2016+,++                      $1,300       $1,594,294
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev., RITES, FGIC, 8.4803%, 2017+,++                       1,050        1,295,595
-----------------------------------------------------------------------------------------------------------------------------------
College Park, GA (Civic Center), AMBAC, 5.75%, 2020                                                          1,000        1,105,700
-----------------------------------------------------------------------------------------------------------------------------------
Golden State Tobacco Securization, Tobacco Settlement, 5.375%, 2028                                          2,000        2,000,500
-----------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Certificates of Participation, 6.3%, 2020                                                         815          891,895
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,887,984
-----------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                                       $650         $668,278
-----------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority, Student Loan Rev., 7.625%, 2010                                    750          768,930
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,437,208
-----------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 3.9%
-----------------------------------------------------------------------------------------------------------------------------------
Capital Region Community Development District of Florida, Capital Improvement Rev., 5.95%, 2006               $385         $389,266
-----------------------------------------------------------------------------------------------------------------------------------
Chicago IL, Ryan Garfield Tax Increment Allocation, 10.125%, 2007                                              775          779,619
-----------------------------------------------------------------------------------------------------------------------------------
Concorde Estates Community Development District, FL, Capital Improvement Rev., "B", 5%, 2011                   650          635,590
-----------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District of Florida, 5.125%, 2009                                               375          375,161
-----------------------------------------------------------------------------------------------------------------------------------
Heritage Isles, FL, Community Development District, "A", 5.75%, 2005                                           145          145,152
-----------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8%, 2011                                                               870          900,668
-----------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 6%, 2018                                                               1,325        1,345,948
-----------------------------------------------------------------------------------------------------------------------------------
Killarney Community Development District, FL, "B", 5.125%, 2009                                                310          309,653
-----------------------------------------------------------------------------------------------------------------------------------
Lakes By The Bay South Community of Florida, 5.3%, 2009                                                      1,140        1,142,269
-----------------------------------------------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9%, 2012                                                                    1,080        1,096,146
-----------------------------------------------------------------------------------------------------------------------------------
Middle Village Community Development District, FL, Special Assessment, "B", 5%, 2009                           800          797,768
-----------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., 5.4%, 2008                                             625          625,025
-----------------------------------------------------------------------------------------------------------------------------------
Parkway Center Community Development District Rev., 5.625%, 2014                                             1,045        1,039,106
-----------------------------------------------------------------------------------------------------------------------------------
Preserve At Wilderness Lake Florida, Community Development District, Capital
Improvement, "B", 5%, 2009                                                                                     665          657,206
-----------------------------------------------------------------------------------------------------------------------------------
Reunion East Community Development District, FL, Special Assessment, 5.9%, 2007                                275          279,714
-----------------------------------------------------------------------------------------------------------------------------------
Sterling Hill Community Development District of Florida, Capital Improvement Rev., 5.5%, 2010                  540          544,509
-----------------------------------------------------------------------------------------------------------------------------------
Villasol Community Development District of Florida, Special Assessment Rev., "B", 5.375%, 2008                 845          854,701
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $11,917,501
-----------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2021                                                                 $250         $240,485
-----------------------------------------------------------------------------------------------------------------------------------
Dade County, FL, Special Obligations Rev., Capital Appreciation Bond, "B", AMBAC, 0%, 2008++++              15,080        2,984,935
-----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 6%, 2006                                                         250          262,233
-----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 5.875%, 2018                                                     500          512,690
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,000,343
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
Badger Tobacco, WI (Asset Securitization Corp.), 6.125%, 2027                                               $3,190       $2,937,799
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029                                   1,860        1,554,886
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                                        1,260        1,160,397
-----------------------------------------------------------------------------------------------------------------------------------
Golden State Tobacco Securization, Tobacco Settlement, 7.8%, 2042                                            1,000        1,015,770
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, 5.3%, 2025                                                                2,000        1,610,680
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                                           1,435        1,215,302
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                                         1,005          877,094
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                                    1,000          865,750
-----------------------------------------------------------------------------------------------------------------------------------
Southern California Tobacco Settlement Authority, 5.25%, 2027                                                1,170        1,111,102
-----------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                                            160          149,542
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $12,498,322
-----------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Arapahoe County, CO, Capital Improvement Highway Rev., "C", 0%, 2005++++                                    $1,000         $478,070
-----------------------------------------------------------------------------------------------------------------------------------
Niagara Falls, NY, Bridge Commission, Toll Rev., RITES, FGIC, 8.9508%, 2015+,++                              1,500        1,833,810
-----------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2011                                                       1,000          435,410
-----------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2012                                                       1,000          386,860
-----------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2015                                                       1,750          752,675
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,886,825
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
Missouri Highways & Transportation Commission, State Road Rev., "A", 5.625%, 2018                           $4,500       $4,946,580
-----------------------------------------------------------------------------------------------------------------------------------
Telluride, CO (Gondola Transit Co.), 9%, 2006++++                                                              790          881,285
-----------------------------------------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev.(Gondola Transit Co.), 11.5%, 2012++++                    2,900        4,278,805
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $10,106,670
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev.(L.A.College of Chiropractic), 5.6%, 2017                     $750         $706,830
-----------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                                   2,500        3,125,625
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev.(Augustana College), 5.625%, 2022                                400          410,656
-----------------------------------------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev.(New York Institute of Technology), 7.5%, 2006++++               2,500        2,765,125
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana State University (Health Sciences Center Project), MBIA, 6.375%, 2031                              2,500        2,830,900
-----------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev.(College of Art & Design, Inc.), 6.5%, 2013                   625          730,650
-----------------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, Development Finance Agency Rev.(Eastern Nazarene College), 5.625%, 2029                750          611,183
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $11,180,969
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev.(Aspire Public Schools Lodi
Project), 7.25%, 2032                                                                                       $1,250       $1,266,050
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev.(Escondido Charter High
School), 7.5%, 2023                                                                                            585          585,082
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev.(Escondido Charter High
School), 7.5%, 2036                                                                                          1,000        1,001,440
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev.(Detroit Academy of Arts & Sciences), 8%, 2031                         1,000          962,030
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev.(YMCA Service Learning Academy), 7.625%, 2021                          1,000        1,000,340
-----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev.(Arizona Charter
Schools), "C", 6.75%, 2031                                                                                     500          506,965
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,321,907
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development Export Authority, Power Rev., Upper Lynn Canal Regional Power, 5.8%, 2018       $830         $746,145
-----------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev.(Panther Creek Partners), 6.65%, 2010                2,620        2,824,150
-----------------------------------------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev.(Klamath Cogeneration), 6%, 2025                                             2,260        2,187,002
-----------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev.(UAE Mecklenburg, LP), 6.5%, 2017                 800          810,584
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.(Northampton
Generating), 6.4%, 2009                                                                                        350          355,145
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.(Northampton
Generating), 6.5%, 2013                                                                                      1,000        1,013,850
-----------------------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev.(Multi-trade of
Pittsylvania), 7.5%, 2014                                                                                    3,000        3,108,810
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $11,045,686
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 12.1%
-----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX ( Reliant Energy, Inc.), "A", 5.375%, 2019                                         $500         $495,955
-----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Authority Texas Rev.(Reliant Energy, Inc.), "B", AMBAC, 5.125%, 2020             2,000        2,057,040
-----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev.(Texas Utility Co.), 7.7%, 2033                              575          651,809
-----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev.(Texas Utility Co.), "B", 6.3%, 2032                         500          519,270
-----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev.(Texas Utility Co.), "C", 6.75%, 2038                      1,000        1,042,610
-----------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board, Pollution Control Rev.(Entergy Gulf
States, Inc.), 5.45%, 2010                                                                                   1,250        1,276,300
-----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev.(Pacific Gas &
Electric Co.), MBIA, 5.35%, 2016                                                                             1,000        1,058,350
-----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev.(Southern California
Edison Co.), 6.4%, 2024                                                                                      1,000        1,014,740
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev.(Connecticut Light & Power Co.), 5.85%, 2028        2,000        2,082,300
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev.(Connecticut Light & Power Co.), 5.95%, 2028        2,270        2,349,995
-----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev.(New Mexico Public Service), 5.8%, 2022                                2,105        2,117,883
-----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev.(Public Service Co.San Juan/ New Mexico Public
Service), "A", 6.3%, 2016                                                                                    2,195        2,339,826
-----------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev.(Portland General), 5.2%, 2033                                              230          240,111
-----------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX (Centerpoint Energy), 5.6%, 2027                                                        1,500        1,503,300
-----------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev.(Central Power & Light Co.), 4.55%, 2029                         2,000        2,057,860
-----------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev.(Reliant Energy), 5.95%, 2030                                    1,655        1,597,803
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Pollution Control Rev.(Public Service of New
Hampshire), 6%, 2021                                                                                         1,000        1,039,130
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Air Quality Development Authority Rev., Pollution Control, Rev.(Cleveland Electric)"B", 6%, 2020        3,000        3,051,960
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Water Development, Pollution Control Rev.(Cleveland Electric), 8%, 2023                                 2,500        2,575,175
-----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev.(Tucson Electric Power Co.), 6.1%, 2025                  650          632,548
-----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev.(Tucson Electric Power Co.), 6%, 2029                  2,905        2,856,835
-----------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev.(Portland General Electric), 5.2%, 2033                                 550          574,157
-----------------------------------------------------------------------------------------------------------------------------------
Sullivan, IN, Pollution Control Rev.(Indiana- Michigan Power Co.), "C", 5.95%, 2009                            250          253,545
-----------------------------------------------------------------------------------------------------------------------------------
Trinity River Authority, TX, Pollution Control Rev.(TXU Electric Co.), 6.25%, 2028                             500          518,280
-----------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev.(Gulf States Utilities Co.), 7.7%, 2014                       550          558,905
-----------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev.(Gulf States Utilities Co.), 5.8%, 2015                     1,500        1,529,475
-----------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev.(Gulf States Utilities Co.), 5.8%, 2016                     1,000        1,014,680
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $37,009,842
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
California State Department Water Resources Power Supply Rev."A", 5.75%, 2017                               $1,250       $1,367,838
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, Power Systems Rev., "B', 5.55%, 2014                          2,150        2,271,690
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency (Catawba Electric Rev.) "B", 6.5%, 2020                                2,000        2,206,300
-----------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Municipal Light & Power Rev., 5.625%, 2017                                                      3,000        3,259,140
-----------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority (Transmission Project Rev.), RIBS, 9.84%, 2012++                    100          100,642
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,205,610
-----------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., 5.5%, 2033                $5,000       $5,199,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $426,990,623)                                                                  $433,564,642
-----------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.(Presbyterian University
Hospital), "A", 1.10%, due 8/04/04                                                                            $200         $200,000
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.(Presbyterian University
Hospital), "D", 1.08%, due 8/04/04                                                                           4,700        4,700,000
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.(Presbyterian University
Hospital), 1.07%, due 8/04/04                                                                                  500          500,000
-----------------------------------------------------------------------------------------------------------------------------------
New Castle, PA, Area Hospital Authority (Jameson Memorial Hospital), 1.05%, due 8/04/04                        125          125,000
-----------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 1.00%, due 8/04/04                                                65           65,000
-----------------------------------------------------------------------------------------------------------------------------------
State of California, Department of Water Resources, Power Supply Rev., "C-2", 1.10%, due 8/04/04               200          200,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $5,790,000)                                                           $5,790,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $432,780,623)                                                                      $439,354,642
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES- (45.8%)                                                                                              (140,012,280)
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - 2.1%                                                                                    6,309,146
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $305,651,508
-----------------------------------------------------------------------------------------------------------------------------------
  * Non-income producing security -- in default.
 ** Security is making payment less than stated coupon.
  + Restricted security.
 ++ Inverse floating rate security.
(+) Refunded bond.
  # SEC Rule 144A restriction.

The following abbreviations for insurers and inverse floater are used in the Portfolio of Investments and are defined:

Insurers
AMBAC = AMBAC Indemnity Corp.
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance Inc.
GNMA = Government National Mortgage Assn.
MBIA = Municipal Bond Investors Corp.
RADIJAN = Radius Guaranty, Inc.
XLCA = XL Capital Insurance Co.

Inverse Floaters
INFLOS = Inverse Floating Security
RIBS = Residual Interest Bonds
RITES = Residual Interest Tax-Exempt Security

SEE ATTACHED SCHEDULES.SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT WHICH ARE
INCORPORATED BY REFERENCE.

-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the Trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                     $432,063,659
                                   ------------
Gross unrealized appreciation       $21,899,744
                                   ------------
Gross unrealized depreciation       (14,608,761)
                                   ------------
Net unrealized appreciation          $7,290,983
                                   ------------

(2) FINANCIAL INSTRUMENTS

The Trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.These financial instruments include swap agreements.The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk.The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

SWAP AGGREEMENTS
----------------

INTEREST RATE SWAPS
-------------------

                                                            CASH FLOWS                    CASH FLOWS                 UNREALIZED
                            NOTIONAL PRINCIPAL              PAID BY THE                    RECEIVED                 APPRECIATION
EXPIRATION                  AMOUNT OF CONTRACT                 TRUST                     BY THE TRUST              (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
11/16/16 USD                   10,500,000                 Fixed Rate- 4.371%     Floating- 7 day BMA Swap Index      (340,852)
10/6/19 USD                    30,000,000                 Fixed Rate- 4.128%     Floating- 7 day BMA Swap Index        35,622
6/15/25 USD                    20,000,000                 Fixed Rate-4.7264%     Floating- 7 day BMA Swap Index      (564,855)
                                                                                                                     --------
                                                                                                                     (870,085)
                                                                                                                     ========

At July 31, 2004, the Trust had sufficient cash and/or securities to cover any commitments under these contracts.

(3) RESTRICTED SECURITIES

The Trust may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on
resale.At July 31, 2004 the Trust owned the following restricted securities, excluding securities issued under Rule 144A, constituting 2.5% of net assets which may not be publicly sold without registration under the Securities Act of 1933.The Trust does not have the right to demand that such securities be registered.The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                   Date of                   Par
Description                                       Acquisition               Amount              Cost                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International
Airport Rev., RITES, XLCA, 9.8475%, 2022           8/21/2003               1,500,000           $1,599,510             $1,677,180
Chicago, IL, Public Building Commission,
Building Rev., RITES, FGIC 8.4803%, 2016           3/11/1999               1,300,000           1,403,610              1,594,294
Chicago, IL, Public Building Commission,
Building Rev., RITES, FGIC 8.4803%, 2017           3/11/1999               1,050,000           1,123,542              1,295,595
New Jersey Economic Development Authority,
Economic Development Rev.(Holt Hauling &
Warehousing), 8.4%, 2015                           1/30/1997               1,000,000           1,049,280              570,000
New Jersey Economic Development Authority,
Economic Development Rev.(Holt Hauling &
Warehousing), 8.6%, 2017                           1/30/1997               1,000,000           1,051,940              570,000
Niagara Falls, NY, Bridge Commission, Toll Rev.,
RITES, FGIC, 8.9508%, 2015                         5/21/1999               1,500,000           1,609,680              1,833,810
                                                                                                                     ----------
                                                                                                                     $7,540,879
                                                                                                                     ==========




(C) 2004 MFS Investment Management

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  MFS MUNICIPAL INCOME TRUST


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President

Date: September 22, 2004
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  ROBERT J. MANNING
                          -----------------------------------------------------
                           Robert J. Manning, President (Principal
                           Executive Officer)

Date: September 22, 2004
      ------------------

By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal
                           Financial Officer and Accounting Officer)

Date: September 22, 2004
      ------------------


* Print name and title of each signing officer under his or her signature.